Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of
	September 30, 2024	December 31, 2023
Accounts receivable	$1,880,421	$3,283,118
Accounts receivable – related parties	1,833,343	1,094,225
Less: allowance for expected credit losses	(1,126,653)	(312,482)
Accounts receivable, net	$2,587,111	$4,064,861
Accounts receivable, net consisted of the following:
	As of December 31,
	2023	2022
Accounts receivable	$3,283,118	$2,916,609
Accounts receivable – related parties	1,094,225	272,546
Less: allowance for expected credit losses	(312,482)	(94,447)
Accounts receivable, net	$4,064,861	$3,094,708

Schedule of Allowance for Expected Credit Losses	The following table presents the activity in the allowance for expected credit losses:
	As of
	September 30, 2024	December 31, 2023
Balance at beginning of period/year	$312,482	$94,447
Additions	808,274	217,475
Foreign translation adjustment	5,897	560
Balance at end of period/year	$1,126,653	$312,482
The following table presents the activity in the allowance for expected credit losses:
	As of December 31,
	2023	2022
Balance at beginning of year	$94,447	$94,576
Allowance for expected credit losses	217,475	—
Foreign translation adjustment	560	(129)
Balance at end of year	$312,482	$94,447